TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account A Supplement Dated August 26, 2015 to the Prospectus For RETIREMENT PLUSSM (Dated May 1, 2015)	TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY ML of New York Variable Annuity Separate Account A Supplement Dated August 26, 2015 to the Prospectus For RETIREMENT PLUSSM (Dated May 1, 2008)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account B Supplement Dated August 26, 2015 to the Prospectus For RETIREMENT PLUSSM (Dated May 1, 2015)	TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY ML of New York Variable Annuity Separate Account B Supplement Dated August 26, 2015 to the Prospectus For RETIREMENT PLUSSM (Dated May 1, 2008)

Effective on or about September 1, 2015, based on changes to the underlying fund portfolio, the following changes apply to the applicable subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
BlackRock Money Market V.I. Fund	BlackRock Government Money Market V.I. Fund	BlackRock Money Market V.I. Fund	BlackRock Government Money Market V.I. Fund

All references to the subaccount name and portfolio name in the prospectus are hereby amended as noted above.